Schedule of Income taxes (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Income taxes:
Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the U.S. Federal statutory income tax rate to the effective income tax rate is as follows:

	Year ended December 31, 2013	Year endedDecember 31, 2012
	%	%
Tax expense at the federal statutory rate	34	34
State tax expense, net of federal tax effect	5	5
Permanent timing differences	(10)	-
Deferred income tax asset valuation allowance	(29)	(39)
	-	-

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company s deferred income tax assets are as follows:

	December 31, 2013	December 31, 2012

Deferred income tax assets
Net operating losses	$3,100,000	$2,000,000
Valuation allowance	(3,100,000)	(2,000,000)
Net deferred tax income tax assets	$-	$-